STOCKHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2023
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
12. STOCKHOLDERS’ EQUITY

SHARE REPURCHASE PLAN

On March 22, 2023, our board of directors authorized the repurchase of up to 1,000,000 shares of our outstanding common stock, over a 12-month period beginning May 28, 2023. On March 24, 2022, our board of directors authorized the repurchase of up to 1,000,000 shares of our outstanding common stock, over a 12-month period beginning May 28, 2022. On March 18, 2021, our board of directors authorized the repurchase of up to 1,000,000 shares of our outstanding common stock, adjusted for the stock split, over a 12-month period beginning May 28, 2021. These plans authorized purchases to be made from time to time in the open market, or in privately negotiated transactions, subject to availability. Any repurchased shares will have the status of treasury shares and may be used, when needed, for general corporate purposes.

During the year ended March 31, 2023, we purchased 72,973 shares of our outstanding common stock at an average cost of $55.69 per share for a total purchase price of $4.1 million under the share repurchase plan; we also acquired 58,080 shares of common stock at a value of $3.3 million to satisfy tax withholding obligations relating to the vesting of employees’ restricted stock.

During the year ended March 31, 2022, retroactively adjusted for the stock split, we purchased 227,990 shares of our outstanding common stock at an average cost of $48.48 per share for a total purchase price of $11.1 million under the share repurchase plan; we also acquired 55,430 shares of common stock at a value of $2.6 million to satisfy tax withholding obligations relating to the vesting of employees’ restricted stock.